Summary Of Significant Accounting Policies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Summary Of Significant Accounting Policies [Abstract]
Overstated revenues	$ 3.7
Effect of decrease in revenues and regulatory assets		$ 3.7		$ 2.9
NPL ownership in ICE percentage			0.00%
Goodwill and other intangibles test of impairment more likelihood percentage			50.00%